Significant Assets and Liabilities Denominated in Foreign Currencies - Summary of Significant Assets and Liabilities Denominated in Foreign Currencies (Detail)
€ in Thousands, ¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 JPY (¥)
US Dollar [member] | US dollar equals to New Taiwan dollar [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 198,312,976	$ 167,231,335		$ 6,048,894				$ 5,446,388
Financial liabilities	$ 194,106,411	$ 160,491,098		$ 5,920,586				$ 5,226,872
Exchange Rate	US$1=NT$32.785	US$1=NT$30.705	US$1=NT$30.71
Exchange Rate	US$1=NT$32.785	US$1=NT$30.705	US$1=NT$30.71
US Dollar [member] | US dollar equals to Chinese yuan [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 53,404,267	$ 39,310,262			¥ 1,628,924				¥ 1,280,256
Financial liabilities	$ 30,668,260	$ 31,595,564			¥ 935,436				¥ 1,029,004
Exchange Rate	US$1=RMB7.1884	US$1=RMB7.0827
Exchange Rate	US$1=RMB7.1884	US$1=RMB7.0827
US Dollar [member] | Us Dollar Equals To Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 2,139,276	$ 2,125,037				€ 65,252				€ 69,208
Financial liabilities	$ 1,151,894	$ 1,147,458				€ 35,135				€ 37,370
Exchange Rate	US$1=EUR0.9626	US$1=EUR0.9050
Exchange Rate	US$1=EUR0.9626	US$1=EUR0.9050
Japanese Yen [Member] | Japanese yen equals to New Taiwan dollar [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 1,806,027	$ 1,069,957					¥ 8,604,226				¥ 4,926,139
Financial liabilities	$ 1,979,374	$ 1,494,793					9,430,081				6,882,104
Exchange Rate	JPY1=NT$0.2099	JPY1=NT$0.2172
Exchange Rate	JPY1=NT$0.2099	JPY1=NT$0.2172
Japanese Yen [Member] | Japanese yen equals to US dollar [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 49,716	$ 39,517					236,858				181,939
Financial liabilities	$ 335,530	$ 209,730					¥ 1,598,522				¥ 965,608
Exchange Rate	JPY1=US$0.0064	JPY1=US$0.0071
Exchange Rate	JPY1=US$0.0064	JPY1=US$0.0071